Derivatives - Financial Statement Presentation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 785		$ 3
Derivative Liability, Fair Value, Gross Liability	(1,189)		(6)
Derivative Asset, Fair Value, Gross Liability	(476)		0
Derivative Liability, Fair Value, Gross Asset	772		0
Derivative Asset	309		3
Derivative Liability	(417)		(6)
Energy Related Derivative | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	(148)		(5)	$ 2
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		1
Derivative Liability, Fair Value, Gross Liability	0		(2)
Designated as Hedging Instrument | Energy Related Derivative | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(55)		(2)	0
Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value, Gross Asset	785		2
Derivative Liability, Fair Value, Gross Liability	(1,189)		(4)
Not Designated as Hedging Instrument [Member] | Energy Related Derivative | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	16		(3)	(1)
Unrealized Gain (Loss) on Derivatives	(109)	[1]	0	$ 3	[1]
Other Current Liabilities | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		1
Derivative Liability, Fair Value, Gross Liability	0		(2)
Other Current Liabilities | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value, Gross Asset	619		2
Derivative Liability, Fair Value, Gross Liability	(760)		(3)
Regulatory liabilities, deferred income, and other [Member] | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value, Gross Asset	0		0
Derivative Liability, Fair Value, Gross Liability	0		0
Regulatory liabilities, deferred income, and other [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value, Gross Asset	166		0
Derivative Liability, Fair Value, Gross Liability	$ (429)		$ (1)

[1]	Included in our Gas & NGL Marketing Services segment.